Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Balances and Transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House

Under the common control of E-House Holdings until December 30, 2016, and E-house Holdings has become largest shareholder since then (Note1).

Mr. Xin Zhou, executive chairman of Leju, is E-house’s chairman and chief executive officer and ultimate controller.

SINA	Mr. Charles Chao, co-chairman of E-House, is SINA’s chairman and chief executive officer, and SINA has become a principal shareholder since December 30, 2016 (Note1).
Beijing China Real Estate Research Association Technology Ltd. (“CRERAT”)	Mr. Xin Zhou, executive chairman of Leju, is CRERAT’s legal representative, and E-House owns 51% of CRERAT.
Shanghai Baoku Treasury Culture Development Corporation Ltd. (“Baoku”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku’s chairman and ultimate controller.
Shanghai Baoku Information & Technology Ltd. (“Baoku I&T”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku I&T’s chairman and ultimate controller.
Shanghai Quanzhuyi Home Furnishing Accessories Ltd (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest

Schedule of related party transactions

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Corporate expenses allocated from E-House	2,857,251	—	—
Corporate service provided by E-House under transitional service agreement	10,399,978	6,040,071	8,585,821
Online advertising agency fee recognized as cost of revenues purchased from SINA	6,630,010	6,093,974	9,841,434
Services purchased from/rental paid to E-House	1,191,469	5,927,764	3,570,474
Services purchased from CRERAT	—	—	56,928
Services purchased from BaoKu	—	—	7,454
Online advertising services provided to CRERAT	—	3,174	—
Online advertising services provided to E-House	160,238	28,679	94,548
Online advertising services provided to SINA	—	19,899	1,441
Online advertising services provided to BaoKu	—	—	7,752
Online advertising services provided to BaoKu I&T	—	—	140,639
Dividend declared and paid to E-House	—	18,738,984	—
Loan from E-House	—	—	89,462,593
Refund loan to E-House	—	42,513,286	87,600,000

Schedule of amounts due to related parties

	As of December 31,
	2015	2016
	$	$
SINA (1)	1,418,096	1,557,078
E-House (2)	7,783,911	—
QuanZhuYi(3)	—	24,271
Management (4)	920,000	—
E-House Management (4)	92,000	—

Total	10,214,007	1,581,349

(1)	The amount due to SINA as of December 31, 2015 and 2016 represents online advertising agency fees payable to SINA.

(2)

The amount due to E-House as of December 31, 2015 was primarily for corporate service fees charged to Leju, and partially offset by the amount due to online services provided to E-House and revenues collected by E-House on behalf. The balance is interest free and settable on demand.

(3)	The amount due to QuanZhuYi represents a cash advance for the marketing services provided by the Group.

(4)	The amount due to management/ E-House management represents consideration paid by management/ E-House management for unvested restricted shares (see Note 10).

Schedule of rollforward of the payable (receivable) balance with related party

		Year Ended December 31,
		2014	2015	2016
		$	$	$
Balance at January 1		(3,471,958)	1,560,283	7,783,911
Loan form E-House	A	—	—	89,462,593
Refund loan to E-House	A	—	(42,513,286)	(87,600,000)
Dividend declared to E-House	C	—	18,738,984	—
Dividend paid to E-House	D	—	(18,738,984)	—
Corporate expenses allocated from E-House (Note 1)	B	2,857,251	—	—
Corporate service provided by E-House under transitional service agreement (Note 1)	E	10,399,978	6,040,071	8,585,821
Revenues collected by E-House on behalf of the Company	F	(4,803,958)	—	—
Related party balance waived as capital contribution	B	(2,857,251)	—	—
Service provided to E-House	E	(160,238)	(28,679)	(94,548)
Service purchased from E-House	E	1,191,469	5,927,764	3,570,474
Net (payment) receipt for services	G	(1,595,010)	36,797,758	(27,727,372)

Balance at December 31		1,560,283	7,783,911	(6,019,121)

A.	Represents the movement of the loan payable to E-House

B.

Represents the movement of the loans from E-House for capital contributions and headquarter expenses allocated by E-House prior to Leju’s initial public offering, which were subsequently 100% waived by E-House and recorded as capital contributions by Leju. Accordingly, the net balance at each year end is zero.

C.

Represent the cash dividend declared by Leju to its shareholder E-house. In March 2015, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account.

D.	Represent the cash dividend paid to E-House.

E.	Represents the movement of service fees receivable from and payable to E-House

F.	Represents Leju revenues collected by E-House on behalf of the Company

G.	Represents the cash flow between the Company and E-House except for the loan from (refund to) E-House

	As of December 31,
	2015	2016
	$	$
Loan payable to E-House (A)	—	1,862,593
Service payable to E-House (E)	16,440,049	—
Receivables for E-House collection on behalf of the Company (F)	(8,656,138)	(7,881,714)

Amounts due to/(from) E-House	7,783,911	(6,019,121)